Leases - Amounts recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation of right-of-use assets	$ (362,015)	$ (320,443)	$ (269,351)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)	(191,967)	(174,769)	(128,159)
Aircraft and engine variable lease expenses	(103,845)	(124,532)	(83,373)
Short - term leases and leases of low - value assets	(7,925)	(6,680)	(8,964)
Total amount recognized in profit or loss	(665,752)	(626,424)	(489,847)
Cash outflow for leases	529,074	449,004	458,968
Expense relating to short-term leases and low-value assets	7,925	6,680	8,964
Supplemental Rent	80,894	58,658	55,668
Redelivery expense	103,845	124,532	$ 83,373
Increase in the right-of-use assets from exercise of extension options	$ 73,586	$ 30,653